SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Allowance for credit losses at beginning of period	$ (2,052)	$ (1,722)	$ (1,843)
CECL Accounting Standard Adoption (Note 3)	(2,773)
(Increase) decrease to allowance for the period	(8,185)	(769)	(261)
(Recovery) write-off of credit losses	346	439	382
Allowance for credit losses at end of period	$ (12,664)	$ (2,052)	$ (1,722)